Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income Tax Text Block [Abstract]
Surrenderable losses percentage	14.50%
Term of R&D tax relief claims	2 years
Deferred tax assets	$ 18,137	$ 15,011	$ 11,591